Property and Equipment	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Property and Equipment

Note 3. Property and Equipment

Property and equipment consist of the following at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Office equipment	$—	$1,664
Less accumulated depreciation	—	(1,049)
	$—	$615

Depreciation charged to operations was nil and $72 for the three and nine months ended September 30, 2020 and $72 and $215 for the three and nine months ended September 30, 2019, respectively.

On April 1, 2020, the Company wrote off all office equipment as a result of the change in control. These fixed assets were still in use by the former major shareholders after change in control and were not transferred to the Company. The total book value of $543 of the office equipment therefore was wrote off and recorded as a loss for the nine months ended September 30, 2020.

Note 3. Property and Equipment

Property and equipment consist of the following at December 31, 2019 and 2018:

	2019	2018
Office equipment	$1,664	$1,664
Less accumulated depreciation	(1,043)	(761)
	$615	$902

Depreciation charged to operations was $287 and $287 for the years ended December 31, 2019 and 2018, respectively.

QDM Holdings Limited [Member]
Property and Equipment

3. Property and Equipment, net

Property and equipment, net consist of the following:

	September 30, 2020	March 31, 2020
	US$	US$
Office equipment	1,673	1,673
Total	1,673	1,673
Less: Accumulated depreciation	(1,505)	(1,338)
Property and equipment, net	167	335

Depreciation expenses were recorded in general and administrative expense. The Company recorded depreciation expenses of US$167 and US$167 for the six months ended September 30, 2020 and 2019, respectively.

During the period ended September 30, 2019, the Company recorded an impairment on leasehold improvements of $1,696 due to the change of office. The impairment loss was recognized in the other expenses on the Statements of Operations and Comprehensive Loss.

5. Property and Equipment, Net

Property and equipment, net, consists of the following:

	March 31, 2020	March 31, 2019
	US$	US$
Office equipment	1,673	1,673
Leasehold improvements	-	8,483
Total	1,673	10,156
Less: Accumulated depreciation	(1,338)	(7,790)
Property and equipment, net	335	2,366

Depreciation expenses were recorded in general and administrative expense. The Group recorded depreciation expenses of US$334 and US$2,031 for the year ended March 31, 2020 and 2019, respectively.

During the year ended March 31, 2020 and 2019, the Group recorded an impairment on leasehold improvements of $1,696 and nil, respectively, due to the change of office. The impairment loss was recognized in the other expenses on the Statements of Operations and Comprehensive Loss.